OTHER INCOME/(EXPENSES), NET (Schedule Of Other Nonoperating Income/Expense) (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Guarantee income	¥ 9,641,685	¥ 0	¥ 0
Donations	(873,320)	0	(1,558,583)
Others	0	1,036,319	0
Total	¥ 8,768,365	¥ 1,036,319	¥ (1,558,583)